EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$87,494	$75,044
Service cost	9,128	7,932
Interest cost	2,157	2,455
Actuarial (gain) loss	2,588	9,171
Benefits paid, excluding settlement	(8,096)	(7,108)
Benefit obligation at end of year	93,271	87,494

Change in plan assets
Fair value of plan assets at beginning of year	155,704	141,816
Actual return on plan assets	15,774	20,996
Benefits paid, excluding settlement	(8,096)	(7,108)
Fair value of plan assets at end of year	163,382	155,704

Amounts recognized in the Consolidated Balance Sheets
Assets	70,111	68,210
Liabilities	0	0
Net amount recognized	$70,111	$68,210

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$27,264	$32,943
Net prior service cost	(270)	(682)
Deferred tax assets	(6,148)	(7,349)
Net amount recognized	$20,846	$24,912

Change in accumulated other comprehensive income (loss)	$(4,066)	$(3,029)

Accumulated benefit obligation	$92,316	$86,327

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2021	2020	2019
Service cost	$9,128	$7,932	$6,591
Interest cost	2,157	2,455	2,778
Expected return on assets	(10,118)	(9,824)	(9,718)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,611	2,334	1,803
Net periodic benefit (income) cost	3,365	2,484	1,041

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(3,068)	(2,001)	(4,630)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,611)	(2,334)	(1,803)
Total recognized in accumulated other comprehensive income (loss)	(5,266)	(3,922)	(6,020)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(1,901)	$(1,438)	$(4,979)

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2021	2020	2019
Benefit obligations
Discount rate	2.89%	2.55%	3.33%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.58%	2.14%	2.82%

Net periodic benefit cost
Discount rate	2.55%	3.33%	4.31%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.14%	2.82%	3.61%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2021 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$122	$122	$0	$0
U. S. Government agencies	3,535	0	3,535	0
Fixed income mutual funds	63,526	63,526	0	0
Equity mutual funds	83,000	83,000	0	0
Other assets	13,199	0	13,199	0
Total	$163,382	$146,648	$16,734	$0
The fair value of the plan assets as of December 31, 2020 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$129	$129	$0	$0
U. S. Government agencies	4,193	0	4,193	0
Fixed income mutual funds	65,443	65,443	0	0
Equity mutual funds	85,939	85,939	0	0
Total	$155,704	$151,511	$4,193	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2022	$5,753
2023	5,848
2024	6,664
2025	6,931
2026	7,099
Thereafter	41,728